Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate	$ 376	$ (96)	$ 222
Foreign income taxed at different rates	125	(6)	79
Change in valuation allowance	(170)	(9)	(502)
Italian IRAP taxes	15	12	14
Tax contingencies	8	5	7
Tax credits and incentives	(86)	(36)	(88)
Goodwill impairment	0	111	0
Nikola fair value remeasurement effect	24	(24)	0
Change in tax rate or law	(10)	(14)	(5)
Withholding taxes	15	0	2
Other	45	7	0
Total income tax provision (benefit)	$ 342	$ (50)	$ (271)